Derivative Asset - Schedule of Derivative Assets (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Opening balance	$ 63,503	$ 7,227
Derivative asset premium	(0)	15,370
Unrealized gain on derivative assets	(16,625)	31,221	$ 227
Fair value adjustment on derivative asset	(5,372)	9,685	0
Closing balance	41,506	63,503	$ 7,227
Less: Current portion of derivative assets	(24,639)	(29,645)
Non-current portion of derivative assets	$ 16,867	$ 33,858